Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Emerging Markets Power Buffer ETF™ – April

Innovator Equity Defined Protection ETF® – 1 Yr April

Innovator Growth Accelerated Plus ETF®– April

Innovator Growth-100 Power Buffer ETF™ – April

Innovator International Developed Power Buffer ETF™ – April

Innovator U.S. Equity Accelerated 9 Buffer ETF™– April

Innovator U.S. Equity Accelerated Plus ETF®– April

Innovator U.S. Equity Buffer ETF™ – April

Innovator U.S. Equity Power Buffer ETF™ – April

Innovator U.S. Equity Ultra Buffer ETF™ – April

Innovator U.S. Small Cap Power Buffer ETF™ – April

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026

March 24, 2026

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on March 31, 2026, and each Fund will commence a new Outcome Period that will begin on April 1, 2026 and end on March 31, 2027. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of March 24, 2026, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Emerging Markets Power Buffer ETF™ – April	EAPR	19.50% – 23.50% (18.61% – 22.61% after taking into account the Fund’s unitary management fee)

Innovator Equity Defined Protection ETF® – 1 Yr April	ZAPR	6.58% – 7.18% (5.79% – 6.39% after taking into account the Fund’s unitary management fee)
Innovator Growth Accelerated Plus ETF® – April	QTAP	20.57% – 23.57% (19.78% – 22.78% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – April	NAPR	15.56% – 18.56% (14.77% – 17.77% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – April	IAPR	13.25% – 18.25% (12.40% – 17.40% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – April	XBAP	13.42% – 15.42% (12.63% – 14.63% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated Plus ETF® – April	XTAP	16.92% – 19.92% (16.13% – 19.13% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – April	BAPR	17.80% – 18.80% (17.01% – 18.01% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – April	PAPR	13.53% – 14.53% (12.74% – 13.64% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – April	UAPR	12.13% – 13.13% (11.34% – 12.34% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – April	KAPR	18.68% – 21.68% (17.89% – 20.89% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference